Capital management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital Management
Adjusted Equity	$ 1,135,199	$ 570,418
Max Amount	3,923,171	2,487,136
Monthly average of payment transactions	3,923,171	2,487,136
Balance of electronic currencies	$ 1,492,236	$ 1,693,514
Capital Ratio	28.90%	22.90%